3. SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2025
Notes
3. SIGNIFICANT ACCOUNTING POLICIES

3.MATERIAL ACCOUNTING POLICY INFORMATION

Basis of Presentation

The consolidated financial statements of the Company include the accounts of Silver North Resources Ltd. and the following entities:

Name of Subsidiaries	% of ownership	Jurisdiction	Principal Activity
Alianza Holdings Ltd.	100%	Canada	Holding Company
Canadian Shield Explorations (Int’l) Ltd.	100%	Canada	Holding Company
Estrella Gold Peru S.A.C.(2)	100%	Peru	Exploration Company
Estrella Gold DR, S.R.L. (1)	100%	Dominican Republic	Holding Company
Tarsis Resources US Inc.	100%	Nevada, USA	Holding Company
Yanac Minera Peru S.A.C. (2)	100%	Peru	Exploration Company

(1)Estrella Gold DR. S.R.L. is in the process of being wound up.

(2)The Company is also arranging the wind-up of these two entities in Peru.

All subsidiaries are entities that we control, either directly or indirectly. Control is defined as the exposure, or rights, to variable returns from involvement with an investee and the ability to affect those returns through power over the investee. Power over an investee exists when the Company has existing rights that give it the ability to direct the activities that significantly affect the investee’s returns. This control is generally evidenced through owning more than 50% of the voting rights or currently exercisable potential voting rights of a company’s share capital. All of the intra-group balances and transactions, including unrealized profits and losses arising from intra-group transactions, have been eliminated in full. For subsidiaries that the Company controls, but does not own 100% of, the net assets and net profit attributable to outside shareholders are presented as amounts attributable to non-controlling interests in the consolidated statements of financial position and consolidated statements of comprehensive loss.

Certain of our business activities are conducted through associates (see below).

Foreign currencies

The functional and presentation currency of the Company is the Canadian dollar.

Transactions in currencies other than the functional currency are recorded at the rate of the exchange prevailing on dates of transactions.  At each financial position reporting date, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at each reporting date. Non-monetary items denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date the fair value was determined.  Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

The Company has determined that the functional currency of its subsidiaries in Peru is the Peruvian nuevo sole and the functional currency of its subsidiaries in USA is the US dollar.  Exchange differences arising from the translation of the subsidiaries’ functional currencies into the Company’s presentation currency are taken directly to the foreign exchange reserve.

Exploration and evaluation

The Company is in the exploration stage with respect to its investment in exploration and evaluation assets and accordingly follows the practice of capitalizing all costs relating to the acquisition of, exploration for and development of its mineral claims and crediting all proceeds received against the cost of related claims.  Such costs include, but are not exclusive to, geological, geophysical studies, exploratory drilling and sampling. At such time as commercial production commences, these costs will be charged to operations on a unit-of-production method based on proven and probable reserves.  The aggregate costs related to abandoned mineral claims are charged to operations at the time of any abandonment or when it has been determined that there is evidence of a permanent impairment.  An impairment charge relating to a mineral property is subsequently reversed when new exploration results or actual or potential proceeds on sale result in a revised estimate of the recoverable amount but only to the extent that this does not exceed the original carrying value of the property that would have resulted if no impairment had been recognized.

The recoverability of amounts shown for exploration and evaluation assets is dependent upon the discovery of economically recoverable reserves, the ability of the Company to obtain financing to complete development of the properties, and on future production or proceeds of disposition.

The Company recognizes in income costs recovered on exploration and evaluation assets when amounts received or receivable are in excess of the carrying amount.

Upon transfer of “Exploration and evaluation costs” into “Mine development”, all subsequent expenditure on the construction, installation or completion of infrastructure facilities is capitalized within “Mine development”.  After production starts, all assets included in “Mine development” are transferred to “Producing mines”.

All capitalized exploration and evaluation expenditures are monitored for indications of impairment.  Where a potential impairment is indicated, assessments are performed for each area of interest.  To the extent that exploration expenditures are not expected to be recovered, they are charged to operations.  Exploration areas where reserves have been discovered, but require major capital expenditure before production can begin, are continually evaluated to ensure that commercial quantities of reserves exist or to ensure that additional exploration work is underway as planned.

Decommissioning, restoration, and similar obligations

An obligation to incur restoration, rehabilitation and environmental costs arises when an environmental disturbance is caused by the exploration, development or ongoing production of a mineral property interest.  Such costs arising for the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for and capitalized at the start of each project to the carrying value of the asset, as soon as the obligation to incur such costs arises.  Discount rates using a pre-tax rate that reflect the time value of money are used to calculate the net present value.  These costs are charged against profit or loss over the economic life of the related asset, through amortization using either the unit-of-production or the straight-line method.  The related liability is adjusted each period for the unwinding of the discount rate and for changes to the current market-based discount rate, amount or timing of the underlying cash flows needed to settle the obligation.  Costs for restoration of subsequent site damage which is created on an ongoing basis during production are provided for at their net present values and charged against profits as extraction progresses.

As at September 30, 2025, the Company has no material restoration, rehabilitation and environmental costs as the disturbance to date is minimal.

Financial instruments

The Company recognizes an allowance using the Expected Credit Loss (“ECL”) model on financial assets classified as amortized cost. The Company has elected to use the simplified approach for measuring ECL by using a lifetime expected loss allowance for all amounts recoverable. Under this model, impairment provisions are based on credit risk characteristics and days past due. When there is no reasonable expectation of collection, financial assets classified as amortized cost are written off. Indications of credit risk arise based on failure to pay and other factors. Should objective events occur after an impairment loss is recognized, a reversal of impairment is recognized in the statement of loss and comprehensive loss.

We have assessed the classification and measurement of our financial assets and financial liabilities under IFRS 9 as follows:

IFRS 9
Financial Assets
Cash	Amortized cost
Receivables	Amortized cost

Financial Liabilities
Accounts payable and accrued liabilities	Amortized cost
Due to related parties	Amortized cost

The classification of financial assets is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset. Transaction costs with respect to financial instruments classified as fair value through profit or loss are recognized in the consolidated statements of comprehensive income or loss.

Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period.  Actual outcomes could differ from these estimates. The consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements, and may require accounting adjustments based on future occurrences.  Revisions to accounting estimates are recognized in the period in which the estimate is revised and the revision affects both current and future periods.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the consolidated statement of financial position date, that could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

Significant judgments

The following are significant judgments that management has made in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements:

•the determination that the Company will continue as a going concern for the next year;

•the determination that there have been no events or changes in circumstances that indicate the carrying amount of exploration and evaluation assets may not be recoverable;

•the determination that there are no restoration, rehabilitation and environmental costs to be accrued; and

•the determination that the functional currency of the parent is the Canadian dollar, the functional currency of its subsidiaries in Peru is the Peruvian nuevo sole and the functional currency of its subsidiaries in the USA is the US dollar.

Impairment

At each financial position reporting date, the carrying amounts of the Company’s non-financial assets are reviewed to determine whether there is any indication that those assets are impaired.  If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any.  The recoverable amount is the higher of fair value less costs to sell and value in use.  Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties.  In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.  If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in the statement of comprehensive loss for the period.  For the purpose of impairment testing, exploration and evaluation assets are allocated to cash-generating units to which the exploration activity relates.  For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years.  A reversal of an impairment loss is recognized immediately in the statement of comprehensive loss.

Share-based payment transactions

The Company’s stock option plan allows the Company’s employees and consultants to acquire shares of the Company through the exercise of granted stock options.  The fair value of options granted is recognized as a share-based payment expense with a corresponding increase in shareholders’ equity.  An individual is classified as an employee when such individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

The fair value is measured at grant date and each tranche is recognized on a graded-vesting basis over the period during which the options vest.  The fair value of the options granted is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which the options were granted.  At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest.

Warrants with the right to acquire common shares in the Company are typically issued through the Company’s equity financing activities.  Where finders’ warrants are issued on a stand-alone basis, their fair values are measured on their issuance date using the Black-Scholes option pricing model and are recorded as both an increase to reserves and as a share issue cost.

When warrants are exercised, the cash proceeds along with the amount previously recorded in equity reserves are recorded as share capital.

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity. Common shares issued for consideration other than cash are valued based on their market value at the date the shares are issued.

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component. The Company considers the fair value of common shares issued in a private placement to be the more easily measurable component and the common shares are valued at their fair value, as determined by the closing quoted bid price on the announcement date. The balance, if any, is allocated to the attached warrants. Any fair value attributed to the warrants is recorded as reserves.

Flow-through shares

The resource expenditure deductions for income tax purposes related to exploration and development activities funded by flow-through share arrangements are renounced to investors in accordance with Canadian tax legislation. On issuance, the premium recorded on the flow-through share, being the difference in price over a common share with no tax attributes, is recognized as a liability. As expenditures are incurred, the liability associated with the renounced tax deductions is recognized through profit or loss with a pro-rata portion of the deferred premium.

Loss per common share

The Company presents basic and diluted loss per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding, adjusted for own shares held and for the effects of all potential dilutive common shares related to outstanding stock options and warrants issued by the Company.

Income taxes

Income tax on the loss for the periods presented comprises current and deferred tax.  Income tax is recognized in the loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Income tax provisions are recognized when it is considered probable that there will be a future outflow of funds to a taxing authority. In such cases, a provision is made for the amount that is expected to be settled, where this can be reasonably estimated. This requires the application of judgment as to the ultimate outcome, which can change over time depending on facts and circumstances. A change in estimate of the likelihood of a future outflow and/or in the expected amount to be settled would be recognized in income in the period in which the change occurs.

Deferred tax assets or liabilities arising from temporary differences between the tax and accounting values of assets and liabilities, are recorded based on tax rates expected to be enacted when these differences are reversed.  Deferred tax assets are recognized only to the extent it is considered probable that those assets will be recovered. This involves an assessment of when those deferred tax assets are likely to be realized, and a judgment as to whether or not there will be sufficient taxable profits available to offset the tax assets when they do reverse. This requires assumptions regarding future profitability and is therefore inherently uncertain. To the extent assumptions regarding future profitability change, there can be an increase or decrease in the amounts recognized in respect of deferred tax assets as well as in the amounts recognized in income in the period in which the change occurs.

Tax provisions are based on enacted or substantively enacted laws. Changes in those laws could affect amounts recognized in income both in the period of change, which would include any impact on cumulative provisions, and in future periods.

Comparative figures

Certain comparative figures have been reclassified to conform to the current year's presentation.